GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Going Concern
Net Income (Loss) Attributable to Parent	$ 2,932,213	$ 3,563,138
Net Cash Provided by (Used in) Operating Activities	1,635,829	$ 3,044,129
Retained Earnings (Accumulated Deficit)	30,666,995		$ 27,734,782
Working capital	$ 6,488,761